UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
JULY 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.1%

	Shares	Value
BUSINESS SERVICES — 22.1%
Alliance Data Systems Corp	1,388,602	$335,250,181
Cognizant Technology Solutions Corp., Cl A	7,506,690	520,363,751
Equinix Inc. REIT	907,539	409,055,054
IHS Markit Ltd.*	8,044,328	375,267,901
Visa Inc., Cl A	6,326,722	629,888,442

		2,269,825,329

CONSUMER DISCRETIONARY — 19.4%
Amazon.com Inc.*	654,083	646,090,106
Netflix Inc.*	2,052,494	372,856,060
Nike Inc., Cl B	6,155,960	363,509,438
The Priceline Group Inc. *	298,331	605,164,433

		1,987,620,037

FINANCIALS — 12.4%
Charles Schwab Corp.	8,984,194	385,421,923
CME Group, Cl A	3,653,125	447,946,187
S&P Global Inc.	2,824,228	433,773,179

		1,267,141,289

HEALTH CARE — 19.3%
Allergan PLC	1,747,596	440,970,899
Celgene Corp.*	4,995,841	676,486,830
Illumina Inc.*	2,526,149	439,171,003
Intuitive Surgical Inc. *	453,641	425,633,205

		1,982,261,937

INFORMATION TECHNOLOGY — 18.9%
Alphabet Inc., Cl A*	462,010	436,830,455
Facebook Inc., Cl A*	3,399,190	575,312,907
NVIDIA Corp	2,368,010	384,825,305
PayPal Holdings *	9,247,438	541,437,495

		1,938,406,162

MATERIALS — 2.1%
Ecolab Inc.	1,664,306	219,139,171

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
JULY 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
TELECOMMUNICATIONS — 3.9%
American Tower Corp., Cl A REIT	2,956,666	$403,082,276

TOTAL COMMON STOCK (Cost $6,337,652,878)		10,067,476,201

SHORT-TERM INVESTMENT — 1.9%

Fidelity Institutional Money Market Funds - Government Portfolio,
Cl I, 0.869%(A)
(Cost $199,709,248)	199,709,248	199,709,248

TOTAL INVESTMENTS — 100.0%
(Cost $6,537,362,126)†		$10,267,185,449

Percentages are based on Net Assets of $10,267,448,705.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2017.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $6,537,362,126,

and the unrealized appreciation and depreciation were $3,729,823,323 and

$(0), respectively.

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

As of July 31, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the nine-month period ended July 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the nine-month period ended July 31, 2017, there were no level 3 investments.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND
JULY 31, 2017 (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-2400

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017